Basis of preparation and accounting policies - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU (attributable to shareholders of parent)	€ 54,637	€ 53,769	€ 50,932
Adjustment of the EU IAS 39 carve-out	(4,081)	(3,658)	(2,460)
Tax effect of the adjustment	1,063	885	577
Effect of adjustment after tax	(3,018)	(2,773)	(1,883)
Shareholders' equity	51,619	50,996	49,049
Non-controlling interests	1,022	893	803
In accordance with IFRS-IASB Total Equity	€ 52,640	€ 51,889	€ 49,851	€ 48,136